Stockholders' Equity (Deficit) - Additional Information (Detail) - USD ($)				3 Months Ended		12 Months Ended
	Mar. 16, 2016	Jan. 27, 2016	Jan. 05, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 08, 2016	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 136,000	$ 401,000	$ 942,369	$ 345,435
Number of options granted						955,713	926,384
Weighted average grant date fair value per option granted (in dollars per share)						$ 1.66	$ 1.03
Future stock-based compensation for unvested employee options granted and outstanding				$ 1,800,000		$ 1,917,245
Future stock-based compensation, requisite service period				3 years 2 months 12 days
Stock options outstanding, intrinsic value						$ 67,165
Aggregate VWAP (percent)				1.00%		1.00%
Warrants cashless exercised						43,720
Issuance of shares upon cashless exercise warrants						13,407
Warrants Issued in 2009 to Purchase Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants				9,259		9,259
Exercise price of warrants (in dollars per share)				$ 21.60		$ 21.60
Warrants term				10 years		10 years
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant				139,839		139,839
Annual increases in the number of shares available for issuance, percentage of outstanding common stock				1.00%		1.00%
Annual increases in the number of shares available for issuance, number of shares				279,680		279,680
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership interest of voting rights of all classes of stock (percent)				10.00%		10.00%
NSO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value				85.00%		85.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years		4 years
Income tax benefit from stock compensation expense				$ 0	$ 0	$ 0	$ 0
Number of options granted				538,500		955,713	926,384
Future stock-based compensation, requisite service period						2 years 6 months
Number of shares available for grant				128,066		6,149	606,061		124,824
Annual increases in the number of shares available for issuance, number of shares				560,717		270,764
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value				110.00%		110.00%
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option				10 years		10 years
ISOs [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option				5 years		5 years
Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares authorized				40,000		40,000	40,000
Convertible preferred stock, shares issued				8,335		4,555	0	10,000
Convertible preferred stock, par value (in dollars per share)				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, stated value (in dollars per share)				$ 1,000		$ 1,000		$ 1,000
Number of shares converted	1,665	1,665	1,665	1,665
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon conversion	900,000	900,000	900,000	900,000
Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants				2,810,811		1,280,324
Exercise price of warrants (in dollars per share)				$ 2.46		$ 2.46
Warrants term				5 years		5 years
Aggregate VWAP (percent)				1.00%		1.00%
Warrants to Purchase Stock [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants				480,147		480,147
Exercise price of warrants (in dollars per share)				$ 4.87		$ 4.87
Warrants term				10 years		10 years
Underwriter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants				82,500		82,500
Exercise price of warrants (in dollars per share)				$ 7.14		$ 7.14
Warrants term				10 years		10 years
Sabby Management, LLC [Member] | Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares issued								5,445